SHARE BASED COMPENSATION	12 Months Ended
Mar. 31, 2017
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

(13)SHARE BASED COMPENSATION

2005 Share incentive plan

In April 2005, the Company adopted a share incentive plan (the “2005 Plan”), pursuant to which the Company is authorized to issue options to officers, employees, directors and consultants of the Group to purchase up to 2,894,000 of its common shares. In October 2007, the Company’s board of directors approved an increase in the number of shares reserved for issuance under the 2005 Plan to 3,310,300 shares. The 2005 Plan expired in April 2015. Options awards provide for accelerated vesting if there is a change in control (as defined in the 2005 Plan).

2008 Share incentive plan

On January 7, 2008, the Company adopted a share incentive plan (the “2008 Plan”), pursuant to which the Company is authorized to issue options and other share-based awards to officers, employees, directors and consultants of the Group to purchase up to 336,307 of its common shares, plus, unless the board of directors determines a lesser amount, an annual increase on January 1 of each calendar year beginning in 2009 equal to the lesser of 1) one percent of the number of shares issued and outstanding on December 31 of the immediately preceding calendar year, and 2) 336,307 shares (the “replenish terms”). The 2008 Plan expires in ten years. Options awards provide for accelerated vesting if there is a change in control (as defined in the 2008 Plan). On December 30, 2016, the Company amended the 2008 Plan to increase the number of Common Shares of the Company reserved for issuance to 5,726,763 shares and extend the plan together with the replenish terms for ten years from December 30, 2016. As of March 31, 2017,  6,063,070 shares were reserved for issuance under the 2008 Plan.

Under both the 2005 Plan and 2008 Plan, share options are generally granted with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months, unless a shorter or longer duration is established at the time of the option grant. Share options are granted at an exercise price equal to the fair market value of the Company’s share at the date of grant and expire 10 years from the grant date.

Under the 2008 Plan, non-vested shares are granted with a graded vesting as to 25% at the end of each year from the grant date over 4 years.

For the graded vesting share options and non-vested shares, the Company recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards.

In October 2013, 1,469,460 share options were granted to an officer, 25% of the options vest on the first anniversary of the grant date with the remaining 75% vesting evenly over the following three years. The exercise price of these options is USD2.50 per common share. In October 2014, the remaining 75% share options were forfeited upon the officer’s resignation. The expense of RMB 4,014,513 related to the unvested share options recognized previously was reversed.

In February 2015, 1,469,460 share options were granted to an officer, 25% of the options vest on the first anniversary of the grant date with the remaining 75% vest evenly over the following three years. The exercise price of these options is USD2.24 per common share.

In February 2015, 100,000 and 114,314 common shares of the Company were granted to two officers respectively, using the Company’s treasury shares. These common shares were immediately vested on grant date. The fair value of the common shares on the grant date of RMB 2,831,396 was recognized as “general and administrative expense” for the year ended March 31, 2015. The difference between the cost of the treasury shares repurchased of RMB 2,983,072 and the fair value of the common shares on grant date of RMB 151,676 was recognized as a reduction of additional paid-in capital.

In April 2015, the Company extended the exercise period of vested share options of certain employees for an additional six months. The modification resulted in additional compensation expense of RMB 1,635,726 for the year ended March 31, 2016. All of these share options were expired without any exercise as of March 31, 2016.

In January 2017, 2,700,000 non-vested shares were granted to Company’s employees and officers with a graded vesting as to 25% at the end of each year from the grant date over 4 years and 900,000 share options were granted to Company’s employees and officers, 25% of the options vest on the first anniversary of the grant date with the remaining 75% vesting evenly over the following 36 months. The exercise price of these options is USD 1.705 per common share.

A summary of the shares options activities for the years ended March 31, 2015, 2016 and 2017 is presented below:

		Weighted	Weighted	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	shares	USD	years	USD
Outstanding as of March 31, 2014	4,214,667	2.72
Granted	1,469,460	2.24
Exercised	(300,000)	2.12
Forfeited	(1,102,095)	2.50
Expired	(396,365)	2.58

Outstanding as of March 31, 2015	3,885,667	2.66
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	(1,981,600)	2.72

Outstanding as of March 31, 2016	1,904,067	2.61
Granted	900,000	1.71
Exercised	—	—
Forfeited	(100,000)	1.71
Expired	(253,000)	3.60

Outstanding as of March 31, 2017	2,451,067	2.21

Vested and expected to vest as of March 31, 2017	2,451,067	2.21	7.96	156,000

Exercisable as of March 31, 2017	916,337	2.63	6.45	—

The aggregate intrinsic value of options outstanding and exercisable at March 31, 2017, was determined based on the closing price of the Company’s common shares on March 31, 2017.

The total intrinsic value of options exercised during the years ended March 31, 2016 and 2017 was  nil and nil respectively.

Information relating to options outstanding and exercisable as of March 31, 2017 is as follows:

Options outstanding as of March 31, 2017			Options exercisable as of March 31, 2017
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
74,000	3.60	0.50	74,000	3.60	0.50
100,000	4.75	0.83	100,000	4.75	0.83
7,607	2.69	1.91	7,607	2.69	1.91
1,469,460	2.24	7.86	734,730	2.24	7.86
800,000	1.71	9.80	—	—	—

2,451,067	2.21	7.96	916,337	2.63	6.45

The Company calculated the fair value of the share options on the grant or the modification date, for the years ended March 31, 2015, 2016 and 2017, using the Black-Scholes-Merton pricing valuation model. The assumptions used in the valuation model are summarized as follows:

	Year Ended March 31,
	2015	2016	2017

Expected dividend yield	0%	0%	0%
Expected volatility	71%	50%	63%
Expected term	6.25	0.25	6.08
Risk-free interest rate (per annum)	1.70%	0.72%	1.98%

The expected volatility was based on the historical volatilities of the Company. The expected term was related to the period of time the options are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the United States treasury yield curve in effect at the time of grant or modification.

Compensation expense for share options of RMB 984,595, RMB 8,040,512 and RMB 4,079,082 was recognized for the years ended March 31, 2015, 2016 and 2017.

As of March 31, 2017, RMB 7,429,354 of total unrecognized compensation expense related to non-vested share options is expected to be recognized over a weighted average period of approximately 3.1 years.

Non-vested shares

A summary of the non-vested shares activities for the years ended March 31, 2015, 2016 and 2017 is presented below:

		Weighted average
	Number	grant date
	of shares	fair value
		USD
Outstanding at March 31, 2014	810,000	3.989
Granted	—	—
Vested	(335,000)	4.380
Forfeited	(30,000)	2.145

Outstanding at March 31, 2015	445,000	3.819

Granted	—	—
Vested	(325,000)	4.437
Forfeited	—	—

Outstanding at March 31, 2016	120,000	2.145

Granted	2,700,000	1.650
Vested	(60,000)	2.145
Forfeited	(60,000)	1.650

Outstanding at March 31, 2017	2,700,000	1.661

The total fair value of shares vested during the years ended March 31, 2015, 2016 and 2017, was USD 821,250, USD 831,375 and USD 157,176 respectively.

Upon the vesting of the non-vested shares, the Company withholds the shares issued to the employees to meet the relevant minimum tax withholding requirements. For the years ended March 31, 2015, 2016 and 2017, the Company withheld 54,000, 51,234 and 11,624 vested shares upon the vesting of the non-vested shares to satisfactory the minimum tax withholding obligation compensation expense recognized for non-vested shares for the years ended March 31, 2015, 2016 and 2017 is allocated to the following expense items:

	Year Ended March 31,
	2015	2016	2017
	RMB	RMB	RMB
Cost of revenues	164,741	90,002	455,115
Research and development	179,186	75,834	495,440
Sales and marketing	295,519	150,420	525,542
General and administrative	5,487,275	808,054	1,403,224

Total share based compensation expense	6,126,721	1,124,310	2,879,321

As of March 31, 2017, RMB 27,417,420 of total unrecognized compensation expense related to non-vested shares is expected to be recognized over a weighted average period of approximately 3.8 years.